TAXES - Income (loss) before income taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	$ (2,137,142)	$ (7,902,904)	$ 1,560,559
China
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	(537,630)	(1,725,034)	2,936,530
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	3,694
Cayman Islands
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	$ (1,603,206)	$ (6,177,870)	$ (1,375,971)